Capital and reserves - Earnings (Loss) per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital and reserves
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings (loss) per share	$ 4,640,305	$ 517,961	$ (18,149)
Number of outstanding shares at the beginning of the period	100,000,000	100,000,000	100,000,000
Effect of shares issued during the period	13,712,329
Effect of share options exercised	1,393,175
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	115,105,504	100,000,000	100,000,000
Effect of share options outstanding	3,828,219	4,530,892
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	118,933,723	104,530,892	100,000,000
Ordinary shares excluded from the diluted weighted average number of ordinary shares			4,990,000